united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

4221 North 203rd Street, Ste 100, Elkhorn, NE 68022

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/20

Item 1. Reports to Stockholders.

Redwood Managed Volatility Portfolio

Advised by Redwood Investment Management, LLC

Semi-Annual Report

June 30, 2020

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Redwood Managed Volatility Portfolio. Such offering is made only by prospectus, which includes details as to offering price and other material information. Investors are reminded to read the prospectus carefully before investing in the Portfolio.

T: 1-855-RED-FUND (733-3863) | www.redwoodmutualfunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolio’s shareholder reports from the insurance company that offers your contract will no longer be sent by mail unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You should contact the insurance company if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolio companies available under your contract at the insurance company.

Dear Shareholder,

Redwood Managed Volatility Portfolio: 1.34%*

*	Class I – From January 1, 2020 through June 30, 2020

Source: Gemini Fund Services.

During the Redwood Managed Volatility Portfolio’s (the “Portfolio”) fiscal first half of the year, the Federal Reserve cut interest rates and yields subsequently fell. The U.S. 10-Year Treasury Bond Yield fell from a peak of 1.92% (01/01/20, Source: Bloomberg) to a low of 0.54% (03/09/20, Source: Bloomberg).

During the period, the Portfolio’s Class I Shares posted a gain of 1.34% (Source: Gemini). The Bank of America Merrill Lynch US Treasuries 3-5 Year Index posted a gain of 5.92%. The Fund’s performance was mainly driven by a volatile environment caused by Covid-19 fears, which contributed to risk markets selling off aggressively during calendar Q1 of 2020. However, equity and credit markets regained some of their losses due to the supportive policies of the Federal Reserve. Utilizing our quantitative risk-management process, the Portfolio remained predominantly in a defensive position until April, when the Portfolio went back risk-on. The Portfolio in the fiscal first half of the year derived most of its total return from derivative products, such as total-return swaps and CDX, tied to U.S. corporate high-yield bond exposure, during what we believe to be favorable risk-adjusted environments.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. In our view, capital markets are only a tool to capture opportunities in favorable risk-return dynamic, wherever they exist to work towards an investor’s long-term goal or objective. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a disciplined, quantitative approach, aiming to minimize the subjectivity of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Portfolio in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

3938-NLD-8/19/2020

Redwood Managed Volatility Portfolio
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Portfolio’s performance figures* for the periods ended June 30, 2020, compared to its benchmark:

					(Annualized)	(Annualized)
			(Annualized)	(Annualized)	Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	Class N	Class I
Class N (a)	1.14%	4.05%	3.16%	4.28%	3.20%	N/A
Class I (b)	1.34%	4.55%	3.64%	4.77%	N/A	4.04%
BofA Merrill Lynch U.S. 3-5 Year Treasury Index (c)	5.92%	7.11%	4.10%	3.01%	2.78%	2.70%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded net asset value on June 30, 2020 for Class N and Class I. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s total annual operating expenses, before expense waivers, are 3.29% and 2.79% for Class N shares and Class I shares, respectively, per the April 30, 2020 prospectus. Redwood Investment Management, LLC (the “Advisor”) has contractually agreed to reduce the Portfolio’s fees and/or to make payments to limit Portfolio expenses until at least May 1, 2021, so that the total annual operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses) of the Portfolio do not exceed 1.99% and 1.49% for Class N and Class I shares, respectively. This agreement may be terminated by the Portfolio’s Board of Trustees on 60 days’ written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the waiver was made or the expense reimbursed. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Volatility Portfolio Class N commenced operations on October 20, 2014.

(b)	Redwood Managed Volatility Portfolio Class I commenced operations on January 15, 2015.

(c)	BofA Merrill Lynch U.S. 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors can not invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO ANALYSIS (Unaudited)
June 30, 2020
Percent of
Net Assets
Mutual Funds	98.9%
Cash, Other Assets Less Liabilities	1.1%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Portfolio’s holdings.

Redwood Managed Volatility Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Fair Value
	MUTUAL FUNDS - 98.9%
	DEBT FUNDS - 98.9%
518,545	BlackRock High Yield Bond Portfolio	$3,717,966
149,755	Hartford High Yield Fund	1,055,772
136,126	Janus Henderson High-Yield Fund	1,057,697
992,886	MainStay MacKay High Yield Corporate Bond Fund	5,232,508
155,299	Metropolitan West High Yield Bond Fund	1,546,779
181,906	Putnam High Yield Fund	1,055,055
	TOTAL MUTUAL FUNDS (Cost - $13,192,528)	13,665,777

	TOTAL INVESTMENTS - 98.9% (Cost - $13,192,528)	$13,665,777
	CASH AND OTHER ASSETS LESS LIABILITIES - 1.1%	158,311
	NET ASSETS - 100.0%	$13,824,088

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

ASSETS
Investment securities:
At cost	$13,192,528
At fair value	$13,665,777
Cash	136,000
Dividends and interest receivable	58,767
TOTAL ASSETS	13,860,544

LIABILITIES
Payable for Portfolio shares redeemed	4,136
Investment advisory fees payable	218
Distribution (12b-1) fees payable - Class N	1,759
Trustee fees payable	3,625
Payable to related parties	3,439
Accrued expenses and other liabilities	23,279
TOTAL LIABILITIES	36,456
NET ASSETS	$13,824,088

Class N Shares:
Net Assets	$4,269,373
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	437,525
Net Asset Value (Net Assets÷Shares Outstanding), Offering and Redemption Price Per Share	$9.76

Class I Shares:
Net Assets	$9,554,715
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	973,743
Net Asset Value (Net Assets÷Shares Outstanding), Offering and Redemption Price Per Share	$9.81

Net Assets Consist of:
Paid-in-Capital	$13,559,218
Accumulated Earnings	264,870
Net Assets	$13,824,088

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2020

INVESTMENT INCOME
Dividends	$353,963
Interest	5,639
TOTAL INVESTMENT INCOME	359,602

EXPENSES
Investment advisory fees	98,424
Distribution (12b-1) fees - Class N	12,031
Third party administration fees	13,154
Legal fees	12,583
Audit fees	10,034
Accounting services fees	9,272
Trustees’ fees and expenses	6,699
Administrative services fees	8,264
Compliance officer fees	4,007
Custodian fees	3,729
Transfer agent fees	5,060
Printing and postage expenses	2,027
Insurance fees	1,238
TOTAL EXPENSES	186,522
Less: Fees waived by the Advisor	(57,255)
NET EXPENSES	129,267

NET INVESTMENT INCOME	230,335

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	196,262
Net change in unrealized depreciation on investments	(286,390)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(90,128)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$140,207

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	(Unaudited)
FROM OPERATIONS
Net investment income	$230,335	$646,430
Net realized gain on investments	196,262	214,684
Net change in unrealized appreciation (depreciation) of investments	(286,390)	779,748
Net increase in net assets resulting from operations	140,207	1,640,862

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class N	—	(71,339)
Class I	—	(264,885)
Net decrease in net assets from distributions to shareholders	—	(336,224)

FROM SHARES OF BENEFICIAL INTEREST
Class N:
Proceeds from shares sold	219,869	807,107
Net asset value of shares issued in reinvestment of distributions	—	71,339
Cost of shares redeemed	(1,715,779)	(7,824,687)
Net decrease in net assets from shares of beneficial interest	(1,495,910)	(6,946,241)

Class I:
Proceeds from shares sold	1,193,459	11,312,212
Net asset value of shares issued in reinvestment of distributions	—	264,885
Cost of shares redeemed	(5,706,944)	(4,522,176)
Net increase (decrease) in net assets from shares of beneficial interest	(4,513,485)	7,054,921

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(5,869,188)	1,413,318

NET ASSETS
Beginning of Period	19,693,276	18,279,958
End of Period	$13,824,088	$19,693,276

SHARE ACTIVITY
Class N:
Shares Sold	22,723	86,535
Shares Reinvested	—	7,501
Shares Redeemed	(179,189)	(834,149)
Net decrease in shares of beneficial interest outstanding	(156,466)	(740,113)

Class I:
Shares Sold	124,423	1,185,812
Shares Reinvested	—	27,795
Shares Redeemed	(593,174)	(469,032)
Net increase (decrease) in shares of beneficial interest outstanding	(468,751)	744,575

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio - Class N
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding throughout each period presented.

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$9.65		$8.98	$10.37	$10.31	$9.29	$9.87
Increase (Decrease) From Operations:
Net investment income (a)	0.13		0.30	0.20	0.26	0.27	0.09
Net gain (loss) from investments (both realized and unrealized)	(0.02)		0.49	(0.49)	0.50	0.85	(0.67)
Total from operations	0.11		0.79	(0.29)	0.76	1.12	(0.58)

Less Distributions:
From net investment income	—		(0.12)	(1.10)	(0.70)	(0.10)	—
Total Distributions	—		(0.12)	(1.10)	(0.70)	(0.10)	—

Net Asset Value, End of Period	$9.76		$9.65	$8.98	$10.37	$10.31	$9.29

Total Return (b)	1.14	% (g)	8.83%	(2.87)%	7.48%	12.07%	(5.88)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$4,269		$5,731	$11,977	$17,412	$18,665	$5,072

Ratio of gross expenses to average net assets (c,d)	2.72	% (f)	2.74%	2.42%	2.06%	2.15%	2.40%
Ratio of net expenses to average net assets (c)	1.99	% (f)	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income to average net assets (c,e)	2.73	% (f)	3.19%	1.99%	2.45%	2.70%	0.87%
Portfolio turnover rate	180	% (g)	35%	15%	20%	156%	629%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Portfolio expenses, total returns would have been lower. Total returns do not reflect the fees and expenses of any separate account that may use the Portfolio as its underlying investment medium or any variable contract or variable life insurance policy that may be funded in such account. If these fees and expenses were included, the total returns figures for all periods shown would be reduced.

(c)	Does not include expenses of other investment companies in which the Portfolio invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(e)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio - Class I
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding throughout the period presented.

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$9.68		$9.03	$10.45	$10.38	$9.33	$9.89
Increase (Decrease) From Operations:
Net investment income (a)	0.15		0.34	0.27	0.32	0.25	0.16
Net gain (loss) from investments (both realized and unrealized)	(0.02)		0.50	(0.51)	0.49	0.92	(0.71)
Total from operations	0.13		0.84	(0.24)	0.81	1.17	(0.55)

Less Distributions:
From net investment income	—		(0.19)	(1.18)	(0.74)	(0.12)	(0.01)
Total Distributions	—		(0.19)	(1.18)	(0.74)	(0.12)	(0.01)

Net Asset Value, End of Period	$9.81		$9.68	$9.03	$10.45	$10.38	$9.33

Total Return (b)	1.34	% (g)	9.34%	(2.41)%	7.99%	12.57%	(5.60)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$9,555		$13,962	$6,303	$11,355	$12,442	$19,151

Ratio of gross expenses to average net assets (c,d)	2.22	% (f)	2.24%	1.92%	1.57%	1.66%	1.84	% (f)
Ratio of net expenses to average net assets (c)	1.49	% (f)	1.49%	1.49%	1.49%	1.49%	1.49	% (f)
Ratio of net investment income to average net assets (c,e)	3.23	% (f)	3.61%	2.60%	2.95%	2.56%	1.74	% (f)
Portfolio turnover rate	180	% (g)	35%	15%	20%	156%	629	% (g)

*	Class I commenced operations on January 15, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Portfolio expenses, total returns would have been lower. Total returns do not reflect the fees and expenses of any separate account that may use the Portfolio as its underlying investment medium or any variable contract or variable life insurance policy that may be funded in such account. If these fees and expenses were included, the total returns figures for all periods shown would be reduced. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of other investment companies in which the Portfolio invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(e)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2020

1.	ORGANIZATION

Redwood Managed Volatility Portfolio (the “Portfolio”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Portfolio commenced investment operations on October 20, 2014. The investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss.

The Portfolio offers Class N and Class I shares. Class N shares commenced operations October 20, 2014 and Class I Shares commenced operations January 15, 2015. All classes are sold at net asset value (“NAV”). Each share class represents an interest in the same assets of the Portfolio and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Portfolio’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Portfolio may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Portfolio will not change. As of June 30, 2020 the Portfolio did not hold any closed-end investment companies.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Portfolio’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument (factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading;) (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2020 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$13,665,777	$—	$—	$13,665,777
Total Assets	$13,665,777	$—	$—	$13,665,777

The Portfolio did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Cash – The Portfolio considers its investment in an FDIC insured interest bearing savings account to be cash. The Portfolio maintains cash balances, which, at times, may exceed federally insured limits. The Portfolio maintains these balances with a high quality financial institution.

Federal Income Taxes – It is the Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2017-2019) or expected to be taken in the Portfolio’s 2020 tax return. The Portfolio identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Portfolio makes significant investments; however the Portfolio is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended June 30, 2020, amounted to $27,657,171 and $31,650,273 respectively.

The Portfolio’s investments in financial instruments and derivatives expose it to various risks certain of which are discussed below. Please refer to the Portfolio’s prospectus and statement of additional information for a full listing of risks associated with the Portfolio’s investments which include but are not limited to active trading risk, asset allocation risk, bank loan risk, borrowing risk, cash positions risk, counterparty credit risk, credit risk, credit default swap risk, cybersecurity risk, derivatives risk, fixed income risk, gap risk, high-yield fixed income securities risk, investment companies and ETFs risk, leveraging risk, LIBOR risk, liquidity risk, managed volatility strategy risk, management risk, market risk, market events risk, model risk, money market instrument risk, portfolio turnover risk, rules-based strategy risk, swap risk, swaptions risk, underlying fund risk, U.S. Government securities risk and valuation risk.

Asset Allocation Risk – Asset allocation risk is the risk that the selection by a manager of a fund in which the Portfolio invests and the allocation of the Portfolio’s assets among the various asset classes and market segments will cause the Portfolio to underperform other funds with similar investment objectives. The Portfolio’s investment in any one fund or asset class may exceed 25% of the Portfolio’s total assets, which may cause it to be subject to greater risk than a more diversified fund.

High-Yield Fixed Income Securities Risk – Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the liquidity and value of these securities. If the issuer of a security is in default with respect to interest or principal payments, the underlying investment company or ETF could lose its entire investment. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending on a number of factors and may adversely affect the Portfolio’s performance.

Investment Companies and ETF Risk – When the Portfolio invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Portfolio also will incur brokerage costs when it purchases and sells ETFs.

LIBOR Risk – The Portfolio may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). According to various reports, certain financial institutions, commencing as early as 2005 and throughout the global financial crisis, routinely made artificially low submissions in the LIBOR setting process, which have subsequently resulted in investigations and fines. These developments may have adversely affected the interest rates on securities whose interest payments were determined by reference to LIBOR. Any future similar developments could, in turn, reduce the value of such securities owned by the Portfolio.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

The United Kingdom Financial Conduct Authority, which regulates LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. As a result, plans are underway to phase out the use of LIBOR by the end of 2021. Alternatives to LIBOR are in development in many major financial markets. For example, the U.S. Federal Reserve has begun publishing a Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, as a possible replacement for U.S. dollar LIBOR. The unavailability of LIBOR presents risks to the Portfolio, including the risk that any pricing or adjustments to the Portfolio’s investments resulting from a substitute or alternate reference rate may adversely affect the Portfolio’s performance and/or NAV. It remains uncertain how such changes would be implemented and the effects such changes would have on the Portfolio, including any negative effects on the Portfolio’s liquidity and valuation of the Portfolio’s investments, issuers of instruments in which the Portfolio invests and financial markets generally.

Managed Volatility Strategy Risk – Securities purchased by the Portfolio may exhibit higher price volatility than anticipated and the Portfolio may not be less volatile than the market as a whole. In addition, there is no guarantee that the Advisor’s managed volatility strategy will consistently minimize market impact. While the Advisor’s managed volatility strategy may limit the Portfolio’s downside risk over time, the Portfolio also may experience lesser gains in a rising market. The Portfolio is not required to engage in trades that manage volatility and may not choose to do so.

Market Risk – Overall market risk may affect the value of individual instruments in which the Portfolio invests. The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Portfolio’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political vents affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Portfolio’s investments goes down, your investment in the Portfolio decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Portfolio’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Portfolio and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Portfolio performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The value of the Portfolio and the securities in which the Portfolio invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future.

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

Underlying Fund Risk – The risk that the Portfolio’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Portfolio’s investments in underlying funds will achieve their respective investment objectives. The Portfolio is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Swap Agreements – The Portfolio is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Portfolio may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. The basket swaps are valued at the difference between the fair value of the referenced securities in the basket less the notional value of the contract. The Portfolio did not hold swaps during the six months ended June 30, 2020.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Redwood Investment Management, LLC serves as the Portfolio’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Portfolio, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Portfolio’s average daily net assets. For the six months ended June 30, 2020, the Advisor earned management fees of $98,424.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Portfolio (the “Waiver Agreement”), until at least May 1, 2021, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses) will not exceed 1.99% and 1.49% of the Portfolio’s average daily net assets for Class N and Class I shares, respectively. This agreement may be terminated by the Portfolio’s Board of Trustees on 60 days’ written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the waiver was made or the expense reimbursed.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio’s operating expenses are subsequently less than 1.99% or 1.49% of average underlying daily net assets attributable to Class N shares or Class I shares, respectively, the Advisor shall be entitled recoup from the Portfolio for such waived fees or reimbursed expenses, provided that such recoupment does not cause the Portfolio’s expenses to exceed 1.99% and 1.49% of average daily net assets for Class N and Class I shares, respectively (or, if lower, the expense limits in place at the time of recoupment). If Portfolio operating expenses attributable to Class N or Class I shares subsequently exceed 1.99% or 1.49%, respectively, per annum of the average daily net assets, the recoupments shall be suspended. During the six months ended June 30, 2020, the Advisor reimbursed $57,255 in expenses to the Portfolio. Pursuant to the Waiver Agreement, cumulative expenses subject to recapture are $241,868 and the amounts will expire as follows: on December 31, 2020 - $35,551, December 31, 2021 – $78,365, and December 31, 2022 - $127,952.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Portfolio at an

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

annual rate of 0.50% of its average daily net assets for Class N shares and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Portfolio’s shareholder accounts not otherwise required to be provided by the Advisor. During the six months ended June 30, 2020, Class N paid $12,031 in distribution fees.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s Class N and Class I shares. No underwriting commissions were paid during the six months ended June 30, 2020.

In addition, certain affiliates of the Distributor provide services to the Portfolio as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Portfolio pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Portfolio. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolio.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolio.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Portfolio for federal tax purposes and its respective gross unrealized appreciation and depreciation at June 30, 2020, was as follows:

Cost for Federal Tax purposes	$13,192,528

Unrealized Appreciation	473,249
Unrealized Depreciation	—
Tax Net Unrealized Appreciation	$473,249

Redwood Managed Volatility Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

6.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the fiscal years ended December 31, 2019 and December 31, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2019	December 31, 2018
Ordinary Income	$336,224	$2,147,440
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$336,224	$2,147,440

As of December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$664,880	$—	$—	$(1,299,856)	$—	$759,639	$124,663

The difference between book basis and tax basis unrealized depreciation and accumulated net realized loss from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2019, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$411,896	$887,960	$1,299,856	$195,193

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of control of the Portfolio, under Section 2(a)9 of the 1940 Act. As of June 30, 2020, Jefferson National Life Insurance Co. held approximately 89.7% of voting securities of the Portfolio.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Portfolio currently seeks to achieve its investment objectives by investing a portion of its assets in the MainStay MacKay High Yield Corporate Bond Fund and the BlackRock High Yield Bond Portfolio. The Portfolio may redeem its investments from the securities at any time if the Advisor determines that it is in the best interest of the Portfolio to do so.

The performance of the Portfolio will be directly affected by the performance of these securities. The annual report of the securities, along with the report of the independent registered public accounting firm is included in the respective securities N-CSR available at “www.sec.gov”. As of June 30, 2020, the percentage of the Portfolio’s net assets invested the MainStay MacKay High Yield Corporate Bond Fund and the BlackRock High Yield Bond Portfolio was approximately 37.9% and 26.9%, respectively.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Redwood Managed Volatility Portfolio
EXPENSE EXAMPLES (Unaudited)
June 30, 2020

As a shareholder of Redwood Managed Volatility Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Redwood Managed Volatility Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Redwood Managed Volatility Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period
Actual *	1/1/20	6/30/20	1/1/20-6/30/20	1/1/20-6/30/20
Class I	$1,000.00	$1,013.40	$ 7.46	1.49%
Class N	1,000.00	1,011.40	9.95	1.99%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period
(5% return before expenses)	1/1/20	6/30/20	1/1/20-6/30/20	1/1/20-6/30/20
Class I	$1,000.00	$1,017.45	$ 7.47	1.49%
Class N	1,000.00	1,014.97	9.97	1.99%

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

Redwood Managed Volatility Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2020

APPROVAL OF ADVISORY AGREEMENT

REDWOOD MANAGED VOLATILITY PORTFOLIO

At a meeting held on December 17-19 , 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shares Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the reapproval of the investment advisory agreement (the “Advisory Agreement”) between Redwood Investment Management, LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the Redwood Managed Volatility Portfolio (“Redwood MV Portfolio”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Redwood MV Portfolio by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Redwood MV Portfolio’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of the Redwood MV Portfolio as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Redwood. During the Meeting, the Board was advised by, and met, in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser was an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser. The Board also took into account its prior review of information and the conclustions drawn from its meeting held on June 18-19, 2019 with respect its renewal of the Advisory Agreement at that meeting.

Matters considered by the Board in connection with its approval of the Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreement with the Trust on behalf of the Redwood MV Portfolio, including the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Redwood MV Portfolio and their background and experience; a summary of the financial condition of Redwood; a written report containing Redwood’s performance commentary for the prior quarterly period; Redwood’s compliance policies and procedures, including its business continuity and cybersecurity policies, and a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of Redwood’s compliance program; information regarding Redwood’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the performance record, fees and expenses of the Redwood MV Portfolio as compared to other mutual funds with similar investment strategies.

In reaching its conclusions with respect to the nature and quality of services to be provided by Redwood under the Advisory Agreement, the Board considered Redwood’s asset management, risk management, operations and compliance experience. The Board considered that the investment strategies used in the Redwood MV Portfolio employ quantitative and tactical investment elements and require a significant level of sophistication to execute. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding Redwood’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act which included evaluating the regulatory compliance systems of Redwood and procedures reasonably designed to assure compliance with federal securities laws. The Board also considered Redwood’s policies and procedures in the areas of business continuity and with respect to information systems security and the Trust CCO’s review and evaluation of the same, which found them to be satisfactory. The Board also considered the operation and robustness of Redwood’s compliance program, and that Redwood had added personnel to its compliance and operations functions. The Board noted that Redwood appeared to have adequate capacity to operate both its

Redwood Managed Volatility Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2020

investment and compliance program, including the implementation of trading procedures reasonably designed to mitigate conflicts among accounts, that Redwood had adopted cybersecurity and business continuity policies and procedures, and that Redwood’s risk management and associated policies appeared to be operating effectively to identify and monitor risks. The Board noted that Redwood had not reported any shareholder complaints or litigation, no significant operational issues, and no material compliance violations. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Redwood MV Portfolio, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the Redwood MV Portfolio.

In considering the nature, extent, and quality of the services provided by Redwood, the Board also took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Redwood’s management and the quality of the performance of Redwood’s duties.

The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the advisory services provided by Redwood to the Redwood MV Portfolio were satisfactory and reliable.

Performance.

In considering the Redwood MV Portfolio’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Redwood MV Portfolio’s performance results, as well as its previous deliberations with respect to the Redwood MV Portfolio. Among other data, the Board considered the Redwood MV Portfolio’s performance as compared to a broad-based index and against a group of peer funds (the “Peer Group”) provided by Broadridge, an independent third-party data provided. The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group.

The Board noted that at its prior meeting held on June 18-19, 2019, the Board considered, among other performance data, the Redwood MV Portfolio’s performance for the one-year and three- year periods ended March 31, 2019 as compared the Redwood MV Portfolio’s’s benchmark index and against the performance of its Peer Group. The Board considered that the Redwood MV Portfolio had outperformed the median of each of the Peer Group and the benchmark for the three-year period and slightly underperformed its benchmark but outperformed the Peer Group for the one-year period.

The Board also took into account management’s discussion of the Redwood MV Portfolio’s performance, including the quarterly written report containing Redwood’s performance commentary. The Board also noted the Redwood MV Portfolio’s risk adjusted returns and how it was managed with respect to volatility. The Board also noted that that Redwood was actively monitoring the performance of the Redwood MV Portfolio. The Board also considered more recent performance information provided at the meeting. The Board concluded that the overall performance of the Redwood MV Portfolio was satisfactory.

Fees and Expenses.

As to the costs of services provided by Redwood with respect to the Redwood MV Portfolio, among other expense data, the Board considered a comparison prepared by Broadridge of the Redwood MV Portfolio’s advisory fee and operating expenses compared to those of the funds in the Redwood MV Portfolio Peer Group and Morningstar category.

The Board considered that the Redwood MV Portfolio’s advisory fee was above the Peer Group median and that the Redwood MV Portfolio’s total net operating expenses were below the median of the Peer Group. The Board took into account Redwood’s discussion of the Redwood MV Portfolio’s expenses, noting that Redwood had agreed to limit the Redwood MV Portfolio’s net annual operating expenses to 1.49% and 1.99% (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses) of the average net assets of Class I and Class N shares of the Redwood MV Portfolio.

In considering the level of the advisory fee with respect to the Redwood MV Portfolio, the Board also took into account the cost of other accounts managed by Redwood, if any, that used a similar investment strategy, if any, noting that differences were attributable to the differences in the management of these different kinds of accounts.

Based on the factors above, the Board concluded that the advisory fee of the Redwood MV Portfolio was not unreasonable.

Profitability.

The Board considered Redwood’s profitability and whether these profits were reasonable in light of the services provided to the Redwood MV Portfolio, including the review taken at its June 18-19, 2019 meeting with respect to the Redwood MV Portfolio. The Board reviewed a

Redwood Managed Volatility Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2020

profitability analysis prepared by Redwood based on the Redwood MV Portfolio’s asset levels and considered the total profits of Redwood from its relationship with the Redwood MV Portfolio. The Board concluded that Redwood’s profitability from its relationship with the Redwood MV Portfolio, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale.

The Board considered whether Redwood would realize economies of scale with respect to its management of the Redwood MV Portfolio as the Redwood MV Portfolio grew and whether fee levels reflected these economies. The Board noted that that although the Redwood MV Portfolio’s current advisory fee does not include breakpoints, the Redwood MV Portfolio’s future shareholders should benefit from the Redwood MV Portfolio’s growth. The Board considered the profitability analysis included in the Board Materials and from prior deliberations and noted that, while expenses of managing the Redwood MV Portfolio as a percentage of assets under management were expected to decrease as the Redwood MV Portfolio’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once the Redwood MV Portfolio had achieved sufficient scale.

Other Benefits.

The Board also considered the character and amount of other direct and incidental benefits to be received by Redwood from its association with the Redwood MV Portfolio. The Board considered that Redwood uses the Redwood MV Portfolio as a component of model portfolios it builds for its clients and that expanding its offering of mutual funds will result in a greater number and type of model portfolios offered by Redwood. Redwood did not anticipate receiving any other direct, indirect or ancillary material “fall-out” benefits from its relationship with the Redwood MV Portfolio.

Conclusion.

The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an additional one-year term was in the best interests of the Redwood MV Portfolio and its respective shareholders.

In considering the Advisory Agreement renewal, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as all important and each Independent Trustee may have considered different factors as more important. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Redwood Managed Volatility Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended June 30, 2020 the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Portfolio votes proxies relating to portfolio securities for the 12 month period ended June 30 as well as a description of the policies and procedures that the Portfolio used to determine how to vote proxies is available without charge, upon request, by calling 1-855-733-3863 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Investment Advisor
Redwood Investment Management, LLC
4110 N. Scottsdale Rd, Suite 125
Scottsdale, AZ 85251

Administrator
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 8/31/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 8/31/20

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 8/31/20